Advances to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Advances to Suppliers [Line Items]
Prepayment for purchase of battery packs and solar cells	$ 17,443,180	$ 9,138,389
Others	212,982	144,364
Advances to supplier	$ 17,656,162	$ 9,282,753